STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Ultimate parent corporation stock option plan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	2.93%	3.06%
Distribution yield	2.71%	4.14%
Expected volatility	20.65%	22.19%
Expected remaining life (years)	4	3.7